CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
Sales of automobiles	$ 461,504	2,875,213	2,664,750	3,075,045
Automobile repair and maintenance services	52,162	324,974	333,755	274,076
Sales of leased automobiles	5,720	35,635	18,310
Other services	4,729	29,465	19,403	14,548
Total revenues	524,115	3,265,287	3,036,218	3,363,669
Costs of goods sold:
Sales of automobiles	(445,343)	(2,774,529)	(2,540,668)	(2,883,938)
Automobile repair and maintenance services	(30,314)	(188,859)	(163,242)	(110,487)
Sales of leased automobiles	(8,036)	(50,068)	(17,330)
Other services	(241)	(1,499)	(2,802)	(1,177)
Total cost of goods sold	(483,934)	(3,014,955)	(2,724,042)	(2,995,602)
Gross profit	40,181	250,332	312,176	368,067
Operating expenses:
Selling, marketing and distribution expenses	(16,298)	(101,544)	(91,438)	(52,173)
General and administrative expenses	(10,160)	(63,295)	(54,274)	(37,824)
Loss from impairment of intangible assets	(4,246)	(26,450)
Total operating expenses	(30,704)	(191,289)	(145,712)	(89,997)
Operating income	9,477	59,043	166,464	278,070
Interest income	1,146	7,143	3,182	1,102
Interest expense	(11,825)	(73,673)	(61,560)	(53,832)
Exchange loss	(1)	(8)	(9,100)	(3,018)
Other income, net	237	1,475	1,407	2,144
Income (loss) before income tax expense	(966)	(6,020)	100,393	224,466
Income tax expenses	(1,958)	(12,199)	(33,291)	(63,093)
Net income (loss) and comprehensive income (loss)	(2,924)	(18,219)	67,102	161,373
Net loss and comprehensive loss attributable to noncontrolling interests	(2,048)	(12,761)	(815)
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	$ (876)	(5,458)	67,917	161,373
Earnings per share:
Basic and diluted earnings (loss) per share	$ (0.01)	(0.09)	1.15	3.77
Weighted average ordinary shares outstanding:
Basic and diluted	58,937,912	58,937,912	58,937,912	42,727,446